Earnings per Share (Tables)	6 Months Ended
Apr. 30, 2026
Earnings per Share [Abstract]
Summary of Earnings Per Share
The following table presents the Bank’s basic and

diluted earnings per share for the three and

six months ended April 30, 2026 and April

30, 2025.
Basic and Diluted Earnings Per Share
(millions of Canadian dollars, except

as noted)
For the three months ended For the six months ended
April 30 April 30 April 30 April 30
2026 2025 2026 2025
Basic earnings per share
Net income available to common shareholders $ 4,049 $ 10,929 $ 7,991 $ 13,636
Weighted-average number of common shares outstanding

(millions)
1,660.7 1,740.5 1,670.6 1,745.3
Basic earnings per share (Canadian dollars) $ 2.44 $ 6.28 $ 4.78 $ 7.81
Diluted earnings per share
Net income available to common shareholders

including impact of dilutive securities
$ 4,049 $ 10,929 $ 7,991 $ 13,636
Weighted-average number of common shares outstanding

(millions)
1,660.7 1,740.5 1,670.6 1,745.3
Effect of dilutive securities
Stock options potentially exercisable (millions) 1 4.8 1.2 4.8 1.0
Weighted-average number of common shares outstanding

– diluted (millions)
1,665.5 1,741.7 1,675.4 1,746.3
Diluted earnings per share (Canadian dollars) 1 $ 2.43 $ 6.27 $ 4.77 $ 7.81
For the three and six months ended April 30, 2026, no

outstanding options were excluded from the computation of diluted earnings per share. For the three and six months ended April
30, 2025, the computation of diluted earnings per share excluded average options outstanding of 4.7 million and
7.2

million, respectively, with a weighted-average exercise

price of $
92.91
and $ 89.12
, respectively, as the option price was greater than

the average market price of the Bank’s common shares.